Income Taxes - Summary of tax effects of temporary differences that give rise to the deferred tax balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Tax losses carried forward	¥ 17,779	$ 2,578	¥ 14,010
Accrued expense and other current liabilities	6,969	1,009	6,100
Amortization and depreciation difference	2,928	425	2,928
Bad debt provision	1,464	212	844
Leasing Liability	980	142	1,364
Prepaid rent	266	39	258
Less: valuation allowance	(16,164)	(2,343)	(15,740)
Deferred tax assets, net	14,222	2,062	9,764
Deferred tax liabilities:
Intangible assets	1,790	260	2,166
Right-of-use assets	1,247	180	1,622
Deferred tax liabilities, net	¥ 3,037	$ 440	¥ 3,788